Acquired Intangible Assets and Weighted-Average Amortization Period (Detail) - 12 months ended Mar. 31, 2015 - JPY (¥) ¥ in Millions	Total
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 96,934
Patent rights, know-how and license agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 14,815
Weighted-average amortization period	6 years
Software to be sold, leased or otherwise marketed
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 18,478
Weighted-average amortization period	3 years
Internal-use software
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 48,217
Weighted-average amortization period	5 years
Television carriage contracts (broadcasting agreements)
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 8,368
Weighted-average amortization period	20 years
Other
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 7,056
Weighted-average amortization period	9 years